[ABN-AMRO ASSET MANAGEMENT LOGO]


                                 ABN AMRO Funds

                            ABN AMRO REAL ESTATE FUND
                       ABN AMRO INVESTOR MONEY MARKET FUND

                                 CLASS N SHARES

                       SUPPLEMENT DATED NOVEMBER 10, 2005
                      TO THE PROSPECTUS DATED MARCH 1, 2005

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

         The following information supplements the information about the portfolio management team of ABN AMRO REAL ESTATE FUND found on page 32:

JOSEPH PAVNICA has been co-portfolio manager of the ABN AMRO REAL ESTATE FUND since October 2005. Mr. Pavnica joined the property team of ABN AMRO Asset Management in March 2001 and was employed by its predecessor firm from 1997-2001. During his tenure, Mr. Pavnica has been responsible for analyzing and providing investment recommendations for various property sectors including: retail, multi-family, hotels, industrial, and self-storage. Mr. Pavnica received his BS in Accounting from St. Joseph's College and his MBA from Indiana University Northwest.

         The following information supplements the information about the portfolio manager of ABN AMRO INVESTOR MONEY MARKET FUND found on page 34:

WILLIAM ANDERSON, CFA, has been portfolio manager for ABN AMRO INVESTOR MONEY MARKET FUND since April 2005 and has been with the adviser, ABN AMRO Asset Management Inc., since June 2004. Prior to that, Mr. Anderson served as Vice President of Global Short Term Investments at Aon Advisors, where he managed and directed assets in fiduciary fund investments. Prior to that, he was Director of Investment Research at Aon Capital Markets. Mr. Anderson earned his BA from Dartmouth College and his Master of Management in Finance, Accounting and Strategy from Northwestern University.




                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com


                                                                ABN N supp r1105

[ABN-AMRO ASSET MANAGEMENT LOGO]


                                 ABN AMRO Funds

                            ABN AMRO REAL ESTATE FUND

                                 CLASS I SHARES

                       SUPPLEMENT DATED NOVEMBER 10, 2005
                     TO THE PROSPECTUS DATED AUGUST 29, 2005

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

         The following information supplements the information about the portfolio management team of ABN AMRO REAL ESTATE FUND found on page 13:

Joseph Pavnica has been co-portfolio manager of the ABN AMRO REAL ESTATE FUND since October 2005. Mr. Pavnica joined the property team of ABN AMRO Asset Management in March 2001 and was employed by its predecessor firm from 1997-2001. During his tenure, Mr. Pavnica has been responsible for analyzing and providing investment recommendations for various property sectors including: retail, multi-family, hotels, industrial, and self-storage. Mr. Pavnica received his BS in Accounting from St. Joseph's College and his MBA from Indiana University Northwest.



                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com


                                                                ABN I supp r1105

[ABN-AMRO ASSET MANAGEMENT LOGO]


                                 ABN AMRO FUNDS

                            ABN AMRO REAL ESTATE FUND

                                 CLASS I SHARES

                       SUPPLEMENT DATED NOVEMBER 10, 2005
        TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 29, 2005

THIS PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

         The following information supplements the information about the portfolio management team of ABN AMRO REAL ESTATE FUND found on pages 41-42:

         The table below shows, for the co-portfolio manager, the number of other registered investment companies, pooled investment vehicles and other accounts managed and the total assets in the accounts as of March 31, 2005.

                                REGISTERED INVESTMENT           POOLED INVESTMENT
                                      COMPANIES                      VEHICLES                    OTHER ACCOUNTS
                              ------------------------     ---------------------------    ---------------------------
                              NUMBER OF                     NUMBER OF                      NUMBER OF
    PORTFOLIO MANAGER         ACCOUNTS     TOTAL ASSETS      ACCOUNTS     TOTAL ASSETS     ACCOUNTS      TOTAL ASSETS
--------------------------    ---------    ------------     ---------     ------------     ----------    ------------
Joseph Pavnica............        0             $0              9        $1.35 billion         2          $22 million

         The table below shows the dollar range of equity securities in the Fund beneficially owned by the co-portfolio manager as of March 31, 2005:

                                                             DOLLAR RANGE OF EQUITY SECURITIES
                                    NAME                                 IN THE FUND
                    ------------------------------------     ---------------------------------
                    Joseph Pavnica......................                     $0


                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

         For more information, please call ABN AMRO Funds: 800 992-8151 or visit our Web site at www.abnamrofunds.com


                                                              ABN SAI supp r1105